Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands											1 Months Ended					3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 01, 2016	Dec. 31, 2015	Oct. 15, 2015	Jun. 15, 2015	Jun. 02, 2015	Dec. 31, 2014	Dec. 15, 2014	Jun. 30, 2014	Jun. 27, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquisition related costs	$ 100		$ 100				$ 100
Revenues																			$ 173,671	$ 155,024	$ 112,841
Net Income																			$ (426)	$ (16,479)	$ (13,089)
Dan Sabia [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired					100.00%
Business acquisition, fair value of vessel and equipment acquired					$ 103,389
Purchase price adjustments					2,700			$ 2,655
Revenues																		$ 5,500
Net Income																		$ 2,200
Business acquisition, outstanding debt					$ 64,470
Dan Cisne [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired								100.00%
Business acquisition, fair value of vessel and equipment acquired								$ 103,400
Purchase price adjustments								(2,606)
Revenues												$ 500
Net Income												$ 900
Business acquisition, outstanding debt								$ 82,164
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired									100.00%						100.00%
Business acquisition, fair value of vessel and equipment acquired									$ 166,000						$ 166,000
Business acquisition, outstanding debt									109,600						109,600
Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired									169,000						169,000
Business acquisition, outstanding debt									112,100						112,100
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired									335,000						335,000
Purchase price adjustments									987
Business acquisition, outstanding debt									221,812						$ 221,812
Purchase price, working capital adjustments									$ 1,000
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired				100.00%
Business acquisition, fair value of vessel and equipment acquired				$ 115,000
Business acquisition, outstanding debt				104,500
Purchase price adjustments				2,391
Revenues																$ 3,600
Net Income																$ 1,000
Business acquisition, outstanding debt				$ 84,275
Carmen Knutsen [Member]
Business Acquisition [Line Items]
Revenues																	$ 23,500
Net Income																	$ 10,000
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired	100.00%	100.00%									100.00%								100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 116,751
Business acquisition, outstanding debt		103,500
Purchase price adjustments		7,271
Revenues											$ 1,500
Net Income											$ 200
Business acquisition, outstanding debt		$ 79,950
Common Units [Member]
Business Acquisition [Line Items]
Common units issued						5,000,000				4,600,000			5,000,000	640,000	4,600,000					5,000,000	5,240,000
Common Units [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Common units issued					5,000,000